Information about QVC's Operating Segments (Long-lived Assets by Segment) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	$ 1,084	$ 1,131	$ 1,084
QVC-U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	422	429	432
QVC-Japan
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	264	280	224
QVC-Germany
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	235	247	233
QVC-U.K.
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	119	128	143
QVC-Italy
Segment Reporting Information [Line Items]
Property, plant and equipment, net of accumulated depreciation	$ 44	$ 47	$ 52